Credit Quality of Financial Assets and the Allowance for Credit Losses - Summary of Non-Accrual of Financial Assets (Detail) - JPY (¥) ¥ in Millions	9 Months Ended	12 Months Ended
	Dec. 31, 2022	Mar. 31, 2022
Dislcosure Detail Of Non Accrual Of Financial Assets [Line Items]
Beginning balance	¥ 73,401	¥ 81,308
Ending balance	75,452	73,401
Interest income recognized during the reporting period	420	690
Balance not associated allowance for credit losses among financial assets measured at amortized cost, which is suspending recognition of income	3,270	4,296
Consumer borrowers | Japan Real Estate Loans [Member]
Dislcosure Detail Of Non Accrual Of Financial Assets [Line Items]
Beginning balance	1,824	1,976
Ending balance	1,728	1,824
Interest income recognized during the reporting period	175	193
Balance not associated allowance for credit losses among financial assets measured at amortized cost, which is suspending recognition of income	218	21
Consumer borrowers | Overseas Real Estate Loans [Member]
Dislcosure Detail Of Non Accrual Of Financial Assets [Line Items]
Beginning balance	475	570
Ending balance	568	475
Interest income recognized during the reporting period	0	0
Balance not associated allowance for credit losses among financial assets measured at amortized cost, which is suspending recognition of income	0	129
Consumer borrowers | Japan Card Loans [Member]
Dislcosure Detail Of Non Accrual Of Financial Assets [Line Items]
Beginning balance	503	1,115
Ending balance	1,160	503
Interest income recognized during the reporting period	22	35
Balance not associated allowance for credit losses among financial assets measured at amortized cost, which is suspending recognition of income	0	0
Consumer borrowers | Japan Other [Member]
Dislcosure Detail Of Non Accrual Of Financial Assets [Line Items]
Beginning balance	2,391	5,970
Ending balance	4,778	2,391
Interest income recognized during the reporting period	134	208
Balance not associated allowance for credit losses among financial assets measured at amortized cost, which is suspending recognition of income	11	0
Consumer borrowers | Overseas Other [Member]
Dislcosure Detail Of Non Accrual Of Financial Assets [Line Items]
Beginning balance	519	691
Ending balance	639	519
Interest income recognized during the reporting period	0	0
Balance not associated allowance for credit losses among financial assets measured at amortized cost, which is suspending recognition of income	0	39
Corporate borrowers | Overseas Non Recourse Loans [Member]
Dislcosure Detail Of Non Accrual Of Financial Assets [Line Items]
Beginning balance	8,787	10,148
Ending balance	3,281	8,787
Interest income recognized during the reporting period	0	0
Balance not associated allowance for credit losses among financial assets measured at amortized cost, which is suspending recognition of income	0	0
Corporate borrowers | Japan real estate companies [Member]
Dislcosure Detail Of Non Accrual Of Financial Assets [Line Items]
Beginning balance	351	778
Ending balance	283	351
Interest income recognized during the reporting period	39	51
Balance not associated allowance for credit losses among financial assets measured at amortized cost, which is suspending recognition of income	15	61
Corporate borrowers | Overseas real estate companies [Member]
Dislcosure Detail Of Non Accrual Of Financial Assets [Line Items]
Beginning balance	20,879	14,505
Ending balance	19,625	20,879
Interest income recognized during the reporting period	0	0
Balance not associated allowance for credit losses among financial assets measured at amortized cost, which is suspending recognition of income	0	0
Corporate borrowers | Japan commercial, industrial companies [Member]
Dislcosure Detail Of Non Accrual Of Financial Assets [Line Items]
Beginning balance	1,267	1,993
Ending balance	1,348	1,267
Interest income recognized during the reporting period	50	91
Balance not associated allowance for credit losses among financial assets measured at amortized cost, which is suspending recognition of income	67	28
Corporate borrowers | Overseas commercial, industrial companies and other [Member]
Dislcosure Detail Of Non Accrual Of Financial Assets [Line Items]
Beginning balance	18,634	26,396
Ending balance	24,741	18,634
Interest income recognized during the reporting period	0	112
Balance not associated allowance for credit losses among financial assets measured at amortized cost, which is suspending recognition of income	2,959	4,018
Net investment in leases
Dislcosure Detail Of Non Accrual Of Financial Assets [Line Items]
Beginning balance	17,771	17,166
Ending balance	17,301	17,771
Interest income recognized during the reporting period	0	0
Balance not associated allowance for credit losses among financial assets measured at amortized cost, which is suspending recognition of income	¥ 0	¥ 0